Subsequent Events	12 Months Ended
Apr. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
17.	Subsequent Events
Other than as disclosed elsewhere in these consolidated financial statements, the following material events occurred subsequent to April 30, 2022:
Grant of share options
On May 13, 2022, the Company granted 343,750 share options to certain directors, officers, employees and consultants of the Company. These options have an exercise price of $3.31 per share and are valid for a period of five years. The options will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. In addition, the Company granted share options to purchase 100,000 Common Shares to a contractor. Such options have an exercise price of $3.31 per share and are valid for a period of two years. The options vest incrementally over a 12-month period.
On June 20, 2022 and July 7, 2022, the Company granted 25,000 and
 25,000
share options, each at an exercise price of
$3.26
per share and $2.88 per share, respectively, to its employees. The options are valid for a period of five years
and will vest as follows: (a)
25%
on the grant date; and (b)
25% on each of the dates that are 6, 12 and 18 months thereafter.
ATM Program
Subsequent to the year ended April 30, 2022, the Company issued 1,062,248 common shares under the ATM Program for gross proceeds of $3,862 with aggregate commissions paid or payable to the Agents and other share issue costs of $97.
Uranium inventory purchases
On May 20, 2022, the Company purchased 100,000 pounds of uranium at a price of US$58.30 for $7,513.